Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Taxable distributions paid per common share
Taxable distributions paid per common share ordinary income	$ 0.49	$ 0.69	$ 0.08
Taxable distributions paid per common share long-term capital gain	$ 0.07	$ 0.03	$ 0.54
Taxable distributions paid per common share unrecapture section 1250 gain	$ 0.21	$ 0.01	$ 0.05
Taxable distributions paid per common share, Total	$ 0.77	$ 0.73	$ 0.67